UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    June 30, 1999

Check here if Amendment  [    ];                    Amendment Number:   _______

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Caldwell & Orkin, Inc.
Address:                 2050 Tower Place
                         3340 Peachtree Road, N.E.
                         Atlanta, Georgia  30326

Form 13F File Number:    28- 2699
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:               Michael B. Orkin
     Title:              President
     Phone:              (404) 239-0707

Signature, Place, and Date of Signing:

          /s/ Michael B. Orkin             Atlanta, Georgia            8/9/99
        --------------------------      ----------------------       -----------
               [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

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                                 Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        1
                                                        -----------------------

Form 13F Information Table Entry Total:                   80
                                                        -----------------------

Form 13F Information Table Value Total:                $  302,885
                                                        -----------------------
                                                             (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F file Number                     Name


     1              28-  3468                    C & O Funds Advisor, Inc.
   ------              ----------------        --------------------------------


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                                                     FORM 13F INFORMATION TABLE
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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUN.        COM          006848105     7,928      124,600      SH            DEFINED         1     124,600
   CORP. CL A
ADELPHIA COMMUN.        COM          006848105     2,990       47,000      SH              SOLE                 47,000
   CORP. CL A
APPLE COMPUTER INC.     COM          037833100     6,215      134,200      SH            DEFINED         1     134,200
   COM.
APPLE COMPUTER INC.     COM          037833100     5,318      114,835      SH              SOLE                114,835
   COM.
APPLIED MICRO           COM          03822w109     3,627       44,100      SH            DEFINED         1      44,100
   CIRCUITS CORP.
APPLIED MICRO           COM          03822w109     1,086       13,200      SH              SOLE                 13,200
   CIRCUITS CORP.
AT&T CORP. -            COM          001957208     5,365      146,000      SH            DEFINED         1     146,000
   LIBERTY MEDIA - A
AT&T CORP. -            COM          001957208     1,757       47,800      SH              SOLE                 47,800
   LIBERTY MEDIA - A
AT&T CORP COM           COM          001957109     4,164       74,600      SH            DEFINED         1      74,600
AT&T CORP COM           COM          001957109     1,529       27,400      SH              SOLE                 27,400
BALLARD POWER           COM          05858h104       208        6,500      SH              SOLE                  6,500
   SYSTEMS, INC.
BJ'S WHOLESALE CLUB     COM          05548J106     2,411       80,194      SH              SOLE                 80,194
CABLEVISION SYSTEMS     COM          12686C109    11,809      168,700      SH            DEFINED         1     168,700
   CORP.
CABLEVISION SYSTEMS     COM          12686C109     7,404      105,768      SH              SOLE                105,768
   CORP.

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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CASE CORPORATION        COM          14743R103    11,218      233,100      SH            DEFINED         1     233,100
   COM.
CASE CORPORATION        COM          14743R103     3,648       75,800      SH              SOLE                 75,800
   COM.
CBS CORPORATION         COM          12490K107    10,394      238,600      SH            DEFINED         1     238,600
CBS CORPORATION         COM          12490K107     6,249      143,450      SH              SOLE                143,450
CHASE MANHATTAN         COM          16161A108     2,111       24,400      SH              SOLE                 24,400
   CORP.
COMCAST CORP CL. A      COM          200300200     4,559      118,600      SH            DEFINED         1     118,600
COMCAST CORP CL. A      COM          200300200     1,553       40,400      SH              SOLE                 40,400
CONSOLIDATED            COM          209759109       831       31,060      SH              SOLE                 31,060
   PAPERS, INC.
COX COMMUNICATIONS      COM          224044107     4,071      110,600      SH            DEFINED         1     110,600
   INC.
COX COMMUNICATIONS      COM          224044107     1,885       51,200      SH              SOLE                 51,200
   INC.
DPL INC. COM.           COM          233293109       497       26,850      SH              SOLE                 26,850
ELECTRONIC DATA         COM          285661104     6,903      121,900      SH            DEFINED         1     121,900
   SYSTEMS, INC.
ELECTRONIC DATA         COM          285661104     4,594       81,134      SH              SOLE                 81,134
   SYSTEMS, INC.
FIRST DATA CORP COM     COM          319963104     2,657       54,300      SH            DEFINED         1      54,300
FIRST DATA CORP COM     COM          319963104     1,082       22,100      SH              SOLE                 22,100


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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
FOOD LION INC.          COM          344775101     4,978      430,500      SH            DEFINED         1     430,500
   CL B
FOOD LION INC.          COM          344775101     2,175      188,100      SH              SOLE                188,100
   CL B
FOREST LABS INC.        COM          508026857       671       14,500      SH              SOLE                 14,500
FOX ENTERTAINMENT       COM          35138T107    12,930      480,000      SH            DEFINED         1     480,000
   GROUP, INC.
FOX ENTERTAINMENT       COM          35138T107     3,176      117,900      SH              SOLE                117,900
   GROUP, INC.
FYI, INC.               COM          302712104       900       28,700      SH              SOLE                 28,700
GENERAL ELECTRIC CO.    COM          369604103     3,034       26,850      SH              SOLE                 26,850
HOME DEPOT INC.         COM          437076102     4,575       71,000      SH              SOLE                 71,000
   COM.
INTERMEDIA              COM          458801107     1,515       50,500      SH            DEFINED         1      50,500
   COMMUNICATIONS
INTERMEDIA              COM          458801107       735       24,500      SH              SOLE                 24,500
   COMMUNICATIONS
JONES INTERCABLE        COM          480206200     2,675       54,600      SH            DEFINED         1      54,600
   INC., CL. A
JONES INTERCABLE        COM          480206200     2,759       56,300      SH              SOLE                 56,300
   INC., CL. A
KROGER COMPANY          COM          501044101     2,604       93,200      SH              SOLE                 93,200

KV PHARMACEUTICAL       COM          482740206       842       54,300      SH              SOLE                 54,300
   CO. CL. A
LONE STAR               COM          542307103     2,811      289,200      SH            DEFINED         1     289,200
   STEAKHOUSE COM


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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
LONE STAR               COM          542307103     1,334      137,300      SH              SOLE                137,300
   STEAKHOUSE COM
MASCO CORP.             COM          574599106     4,152      143,800      SH            DEFINED         1     143,800
MASCO CORP.             COM          574599106     1,906       66,000      SH              SOLE                 66,000
MICROSOFT CORP.         COM          594918104     5,826       64,600      SH            DEFINED         1      64,600
MICROSOFT CORP.         COM          594918104     3,950       43,800      SH              SOLE                 43,800
MINNESOTA MNG & MTG     COM          604059105     3,146       36,192      SH              SOLE                 36,192
   CO.
MOTOROLA INC.           COM          620076109       947        9,992      SH              SOLE                  9,992
NATIONAL COMM.          COM          635449101     1,910       87,300      SH            DEFINED         1      87,300
   BANCORP
NATIONAL COMM.          COM          635449101       599       27,400      SH              SOLE                 27,400
   BANCORP
NAVISTAR INTL.          COM          63934E108    13,870      277,400      SH            DEFINED         1     277,400
   CORP.
NAVISTAR INTL.          COM          63934E108     7,085      141,691      SH              SOLE                141,691
   CORP.
NOKIA CORP              COM          654902204     3,882       42,400      SH            DEFINED         1      42,400
   SPONSORED ADR
NOKIA CORP              COM          654902204     1,877       20,500      SH              SOLE                 20,500
   SPONSORED ADR
NORTEL NETWORKS         COM          656569100     4,011       46,200      SH            DEFINED         1      46,200
   CORP.
NORTEL NETWORKS         COM          656569100     4,056       46,730      SH              SOLE                 46,730
   CORP.
NOVELL INC.             COM          670006105    13,168      496,900      SH            DEFINED         1      96,900
NOVELL INC.             COM          670006105     3,894      146,950      SH              SOLE                146,950
PENWEST                 COM          709754105       440       55,000      SH              SOLE                 55,000
   PHARMACEUTICALS CO.
QUALCOMM INC.           COM          747525103     2,325       16,200      SH            DEFINED         1      16,200


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
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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC.           COM          747525103     1,119        7,800      SH              SOLE                  7,800
RELIASTAR FINANCIAL     COM          75952u103     6,961      159,100      SH            DEFINED         1     159,100
   CORP.
RELIASTAR FINANCIAL     COM          75952u103     2,292       52,400      SH              SOLE                 52,400
   CORP.
SEAGRAM COMPANY LTD.    COM          811850106     3,521       69,900      SH            DEFINED         1      69,900
SEAGRAM COMPANY LTD.    COM          811850106     1,204       23,900      SH              SOLE                 23,900
SHAW INDUSTRIES, INC.   COM          820286102     1,323       75,600      SH              SOLE                 75,600
SOUTHERN CO. COM        COM          842587107       632       23,866      SH              SOLE                 23,866
SPRINT CORP (FON        COM          852061100     2,835       53,500      SH              SOLE                 53,500
   GROUP)
SPRINT CORP. (PCS       COM          852061506       758       13,300      SH              SOLE                 13,300
   GROUP)
TIME WARNER, INC.       COM          887315109     4,111       56,600      SH            DEFINED         1      56,600
TIME WARNER, INC.       COM          887315109     4,700       64,725      SH            DEFINED         1     156,900
WALLACE COMPUTERS       COM          932270101       250       10,000      SH              SOLE                 10,000
   SERVICES, INC.
WARNER LAMBERT CO.      COM          934488107     2,315       33,495      SH              SOLE                 33,495
   COM.
WESTPOINT STEVENS       COM          961238102    10,229      343,100      SH            DEFINED         1     343,100
   INC. COM.
WESTPOINT STEVENS       COM          961238102     7,016      235,349      SH              SOLE                235,349
   INC. COM.


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COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
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NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
                                                  (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
XILINX, INC.            COM          983919101     3,000       52,400      SH            DEFINED         1      52,400
XILINX, INC.            COM          983919101     1,798       31,400      SH              SOLE                 31,400
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
REPORT SUMMARY              80 DATA RECORDS      302,885                            1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
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